Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Use of estimates:
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, inventory write-offs, warranty provision, allowance for bad debt and provision for rebates and returns. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in United States dollars:
b.	Financial statements in United States dollars:

A majority of the revenues of the Company and its subsidiaries are denominated in U.S. dollars (“dollar” or “dollars”). The dollar is the primary currency of the economic environment in which the Company and its subsidiaries, other than the Company’s German subsidiary, operate. Thus, the functional and reporting currency of the Company and its subsidiaries, other than the Company’s German subsidiary, is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. Changes in currency exchange rates between the Company’s functional currency and the currency in which a transaction is denominated are included in the Company’s results of operations as finance income (expenses), net in the period in which the currency exchange rates change.

For the Company’s subsidiary in Germany whose functional currency is the Euro all amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of income have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders’ equity.

Principles of consolidation:
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profits from intercompany have been eliminated upon consolidation.

Cash equivalents:
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Short-term bank deposits:
e.	Short-term bank deposits:
Short-term bank deposits are deposits with an original maturity of more than three months but less than one year from the date of acquisition.
Marketable securities:
f.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC 320, “Investments - Debt and Equity Securities”. Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

The Company classifies marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in “accumulated other comprehensive income” in shareholders’ equity. Realized gains and losses on sales of marketable securities are included in finance expenses, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in finance expenses, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired (“OTTI”), the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in accumulated other comprehensive income (loss). The Company did not recognize any impairment with respect to OTTI on its marketable securities in 2015, 2016 and 2017.

Inventories:
g.	Inventories:

Inventories are measured at the lower of cost or net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Inventory write-down is measured as the difference between the cost of the inventory and net realizable value upon assumptions about future demand, and is charged to the cost of sales.

Cost of inventories is determined as follows:

Raw and packing materials - on the basis of weighted average cost.

Finished goods - on the basis of average costs of materials, and other direct manufacturing cost.

Inventory write offs have been provided to cover risks arising from dead and slow-moving items, technological obsolescence and excess inventories according to revenue forecasts.

During the years ended December 31, 2015, 2016 and 2017, the Company recorded inventory write offs in a total amount of $824, $2,211 and $2,988, respectively.

Property and equipment:
h.	Property and equipment:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Goodwill and other Intangible assets:
i.	Goodwill and other intangible assets:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Under ASC No. 350, “Intangibles – Goodwill and other” (“ASC No. 350”), goodwill is not amortized but rather is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. In accordance with ASC No. 350, the Company performs an annual impairment test on December 31 of each year.

The Company operates in one operating segment and this segment comprises the only reporting unit. The Company tests goodwill using the two-step process in accordance with ASC No. 350. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the years ended December 31, 2015, 2016 and 2017, no impairment of goodwill has been identified.

The intangible assets of the Company are not considered to have an indefinite useful life and are amortized over their useful lives. Customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method. Acquired technology and non-competition agreements are amortized on a straight-line basis.

Impairment of long lived assets and intangible assets subject to amortization:
j.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the years ended December 31, 2015, 2016 and 2017, no impairment losses were recorded.

Business combinations:
k.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations” (“ASC No. 805”). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in consolidated statements of income. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in consolidated statements of income.

Acquisition related costs are expensed to the statements of income in the period incurred.

Revenue recognition:
l.	Revenue recognition:

The Company generates revenues from the sale of systems, inks and consumable products and from services to its products. The Company generates revenues from sale of its products directly to end-users and indirectly through independent distributors, all of whom are considered end-users.

Revenues are recognized in accordance with “Revenue Recognition” (“ASC No. 605”), provided that the collection of the resulting receivable is probable, there is persuasive evidence of an arrangement, no significant obligations remain and the price is fixed or determinable.

Revenues from selling these products are recognized upon delivery, provided that all other revenue recognition criteria are met. In respect of sale of systems with installation and training services, the Company considers these services to be not essential to the functionality of the systems. Therefore, the Company recognizes the revenues of the systems upon their delivery in accordance with the agreed-upon delivery terms once all other revenue recognition criteria have been met and the related services are recognized when provided or completed.

The Company considers all arrangements with payment terms extending beyond the standard payment terms not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

Revenues from service are derived mainly from the sale of print heads, spear parts and sale of service contracts. The Company’s print heads and spear parts revenues are recognized upon delivery, provided that all other revenue recognition criteria are met. The service contracts are recognized ratably, on a straight-line basis, over the period of the service.

Revenues from ink and other consumable products when sold separately are generally recognized upon shipment assuming all other revenue recognition criteria have been met.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns in accordance with ASC No 605, which is estimated, based primarily on historical experience as well as management judgment, and is recorded as reduction of revenue. Such provision amounted to $346 and $580 as of December 31, 2016 and 2017, respectively.

The Company periodically provides customer incentive programs including product discounts, volume-based rebates and warrants, which are accounted for as reductions to revenue in the period in which the revenue is recognized. These reductions to revenue are made based upon reasonable and reliable estimates that are determined by historical experience and the specific terms and conditions of the incentive.

Deferred revenue includes amounts received from customers for which revenue has not yet been recognized.

In cases where the Company’s customers trade-in old systems as part of sales of new systems, the fair value of the old systems is recorded as inventory, provided that such value can be determined.

Shipping and Handling:
m.	Shipping and Handling:

Shipping and handling fees charged to the Company’s customers are recognized as revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues. Revenues from shipping in the years ended December 31, 2015, 2016 and 2017 were $719, $768 and $1,355, respectively.

Cost of revenues:
n.	Cost of revenues:

Cost of revenues is comprised mainly of cost of systems and ink production, employees’ salaries and related costs, allocated overhead expenses, import taxes and royalties and Shipping and handling fees.

Warranty costs:
o.	Warranty costs:

The Company typically provides a one-year warranty on the systems including parts and labor. A provision is recorded for estimated warranty costs at the time revenues are recognized based on historical warranty costs and management’s estimates. Factors that affect the Company’s warranty liability include the number of systems, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

The followings are the changes in the liability for product warranty from January 1, 2016 to December 31, 2017:

Balance at January 1, 2016	$940
Provision for warranties issued during the year	2,984
Reduction for payments and costs to satisfy claims	(1,905)

Balance at December 31, 2016	2,019

Provision for warranties issued during the year	2,807
Reduction for payments and costs to satisfy claims	(3,049)

Balance at December 31, 2017	$1,777

Research and development expenses:
p.	Research and development expenses:
Research and development expenses are charged to the statement of income, as incurred.
Restructuring:
q.	Restructuring:

Restructuring consists of costs primarily related to early retirement or retention agreements with the employees of our Wisconsin facility in connection with the transition of our U.S headquarter to East Coast in the United States. Restructuring expenses in the year ended December 31, 2017 in the amount of $503. Please refer to note 8.

Accounting for share-based compensation:

r.	Accounting for share-based compensation:

The Company accounts for share based compensation in accordance with, “Compensation - Stock Compensation” (“ASC No. 718”) that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods in the Company’s consolidated statement of income.

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017

Suboptimal exercise multiple	2.0-2.5	1.0-1.5	1.0-1.5
Risk free interest rate	0.2%-2.2%	0.3%-2.2%	2.2%-2.3%
Volatility	50%-55%	54%-56%	51%-53%
Dividend yield	0%	0%	0%

The expected volatility is based on volatility of similar companies whose share prices are publicly available over an historical period equivalent to the option’s expected term. The computation of the suboptimal exercise multiple based on empirical studies, the early exercise factor of public companies is approximately 100% for employees and 150% for managers.

The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The fair value of each restricted stock unit (“RSU”) is the market value as determined by the closing price of the common share prior to the day of grant.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

On January 1, 2017, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2016-09 (Topic 718) Compensation—Stock Compensation: Improvements to Employee Stock-Based Payment Accounting, which simplifies several aspects of the accounting for stock-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, forfeiture, statutory tax withholding requirements, and classification on the statement of cash flows.

The impact of the adoption on the Company’s Consolidated Financial Statements was as follows:

1.	Forfeitures: The Company elected to account for forfeitures as they occur using a modified retrospective transition method, rather than estimating forfeitures, resulting in a cumulative-effect of $69, which decreased the January 1, 2017 opening retained earnings balance on the Consolidated Balance Sheets.

2.	Historically, excess tax benefits or deficiencies from the Company’s equity awards were recorded as additional paid-in capital in its consolidated balance sheets. As a result of adoption, starting January 1, 2017 the Company prospectively recorded any excess tax benefits or deficiencies from its equity awards as part of its provision for income taxes in its consolidated statements of operations in the reporting periods in which equity vesting occurs.

3.	Cash flow presentation of excess tax benefits: The Company is required to classify excess tax benefits along with other income tax cash flows as an operating activity either prospectively or retrospectively. The Company elected to apply the change in presentation to the statements of cash flows prospectively from January 1, 2017. Prior periods have not been adjusted.

Derivatives and hedging:
s.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized in earnings.

Starting 2015, the Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekels (“NIS”). As of December 31, 2016 and 2017, the fair value of the Company’s outstanding forward and option contracts amounted to $3 and $45 which is included within other payables and accrued expenses, respectively on the balance sheets.

The Company measured the fair value of these contracts in accordance with ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), and they were classified as level 2 of the fair value hierarchy.

As of December 31, 2016 and December 31, 2017, the Company had outstanding hedging contracts in the notional amount of $8,636 and $3,651, respectively.

Advertising:
t.	Advertising:
Advertising costs are charged to operations as incurred and were $283, $526 and $612 for the years ended December 31, 2015, 2016 and 2017, respectively.
Income taxes:
u.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. Deferred tax assets and liabilities are classified to non-current assets and liabilities, respectively.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits on its taxes on income.

Concentrations of credit risks:
v.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, foreign exchange contracts and trade receivables.

The majority of the Company’s and its subsidiaries’ cash and cash equivalents, bank deposits and marketable securities are invested in major banks in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk.

The Company attempts to limit its exposure to interest rate risk by investing in securities with maturities of less than three years; however, the Company may be unable to successfully limit its risk to interest rate fluctuations. At any time, a sharp rise in interest rates could have a material adverse impact on the fair value of its investment portfolio. Conversely, declines in interest rates could have a material favorable impact on the fair value of its investment portfolio. Increases or decreases in interest rates could have a material impact on interest earnings related to new investments during the period.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

Historically, the Company has not recorded allowance for doubtful accounts, however certain immaterial bad debt expenses amounted to $21, $216 and $97 was recorded for the years ended December 31, 2015, 2016 and 2017 respectively.

Severance pay:
w.	Severance pay:

The Company’s employees in Israel have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company’s liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company’s balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2015, 2016 and 2017 were $1,354, $1,590 and $2,088 respectively.

Fair value of financial instruments:

x.	Fair value of financial instruments:

The Company applies ASC No. 820 Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC No. 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amount of cash, cash equivalents, short term bank deposits, trade receivables, other accounts receivable, trade payables and other accounts payable and accrued expenses approximates their fair value due to the short-term maturities of such instruments.

The Company measures its marketable securities and foreign currency derivative instruments at fair value. Marketable securities and foreign currency derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The contingent payment related to the SPSI acquisition is classified within Level 3 as it is based on significant inputs not observable in the market.

Comprehensive income:
y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC No. 220, “Comprehensive Income.” Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments, unrealized gains and losses on available-for-sale securities and unrealized gain and losses from foreign currency translation adjustments.

Basic and diluted net income per share:
z.	Basic and diluted net income per share:

Basic net income per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260, “Earnings Per Share”.

For the year ended December 31, 2017, all outstanding options and RSU’s have been excluded from the calculation of the diluted earnings per share since their effect was anti-dilutive. The total number of shares related to the outstanding options and RSU’s excluded from the calculation of diluted net earnings per share due to their anti-dilutive effect was 762,152 and 1,498,503 for the years ended December 31, 2015 and 2016, respectively.

Impact of recently issued accounting standard not yet adopted:
aa.	Impact of recently issued accounting standard:

1.	In May 2014, and in following related amendments, the FASB issued a new comprehensive revenue recognition guidance on revenue from contracts with customers (hereinafter “the Standard”) that will supersede the current revenue recognition guidance. The Standard provides a unified model (five-step analysis of transactions) to determine when and how revenue is recognized. The core principle of the Standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Under the new standard, a good or service is transferred to the customer when (or as) the customer obtains control of the good or service, which differs from the risk and rewards approach under current guidance. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The Standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. This Standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized in retained earnings as of the date of adoption.

The Company will adopt the Standard using the modified retrospective approach in the first quarter of fiscal 2018. The Company has completed its evaluation of the Standard and does not expect a material change in its pattern of revenue recognition.

2.	In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is evaluating the potential impact of this pronouncement.

3.	In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13) “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company is evaluating the potential impact of this pronouncement.

4.	In October 2016, the FASB issued Accounting Standards Update No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers Other than Inventory (ASU 2016-16), which requires the recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. This ASU will be effective for annual and interim reporting periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. The adoption of this standard will not have a material impact on the Consolidated Financial Statements.

5.	In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019; early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

6.	In January 2017, the FASB issued Accounting Standards Update No. 2017-01 (ASU 2017-01) “Business Combinations (Topic 805): Clarifying the Definition of a Business.” ASU 2017-01 provides guidance to evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. If substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single asset or a group of similar assets, the assets acquired (or disposed of) are not considered a business. The guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those periods. The Company expects no material impact on its consolidated financial statements.

7.	In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity’s ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of adoption on the Consolidated Financial Statements.